SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Right-of-use assets	$ 888	$ 2,135
Lease liabilities	769
Operating lease liabilities - current	(706)	(1,409)
Operating lease liabilities - non - current	(63)	(589)
Prepaid expenses and other current assets	6,272	2,196
Accrued expenses and other current liabilities	$ (12,054)	$ (10,834)